UNITED STATES

SECURITIES AND EXCHANGE

COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22677

Avenue Mutual Funds Trust

(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Randolph Takian

Avenue Capital Group

399 Park Avenue, 6th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 878-3500

Date of fiscal year end: 10/31

Date of reporting period: 7/1/14-6/30/15

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Ford Motor Company	Ticker: F	CUSIP: 345370860	Meeting Date: 5/14/2015

Management
Proposals:	Proposed By:	Vote Cast:	Recommendation:

1. The election of fifteen directors, as listed below, to serve on Ford Motor Company’s board of directors until Ford Motor Company’s 2016 annual meeting of stockholders and until their respective successors are duly elected and qualify

	Issuer	For	For
1A. Stephen G. Butler	Issuer	For	For
1B. Kimberly A. Casiano	Issuer	For	For
1C. Anthony F. Earley, Jr.	Issuer	For	For
1D. Mark Fields	Issuer	For	For
1E. Edsel B. Ford II	Issuer	For	For
1F. William Clay Ford, Jr.	Issuer	For	For
1G. James P. Hackett	Issuer	For	For
1H. James H. Hance, Jr.	Issuer	For	For
1I. William W. Helman IV	Issuer	For	For
1J. Jon M. Huntsman, Jr.	Issuer	For	For
1K. William E. Kennard	Issuer	For	For
1L. John C. Lechleiter	Issuer	For	For
1M. Ellen R. Marram	Issuer	For	For
1N. Gerald L. Shaheen	Issuer	For	For
1O. John L. Thornton	Issuer	For	For
2. Ratification of Selection of Independent Registered Public Accounting Firm.	Issuer	For	For
3. Say on Pay - An Advisory Vote to Approve the Compensation of the Named Executives.	Issuer	For	For
4. Relating to Consideration of a Recapitalization Plan to Provide that All of the Company’s Outstanding Stock Have One Vote Per Share.	Shareholder	For	Against
5. Relating to Allowing Holders of 20% of Outstanding Common Stock to Call Speical Meetings of Shareholders.	Shareholder	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Avenue Mutual Funds Trust

By (Signature and Title)*
/s/ Randolph Takian
Randolph Takian, Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	August 28, 2015

*Print the name and title of each signing officer under his or her signature.